Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	iShares S&P GSCI Commodity-Indexed Trust
Entity Central Index Key	0001332174
Document Period End Date	Dec. 31, 2011
Entity Filer Category	Large Accelerated Filer
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Entity Registrant Name	iShares S&P GSCI Commodity-Indexed Investing Pool LLC
Entity Central Index Key	0001346616
Document Period End Date	Dec. 31, 2011